Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Amortization expense	$ 209,630	$ 17,190	$ 263
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment loss
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment loss
Impairment loss	$ 483,018